Fair value measurement of financial instruments - Additional information (Details) - GBP (£) £ in Thousands	Mar. 24, 2023	Jun. 21, 2022	Mar. 31, 2023	Dec. 31, 2022
Fair value measurement of financial instruments [Abstract]
Short term bank deposits	£ 150,000	£ 100,000	£ 251,957	£ 101,234
Short-term bank deposits, term	9 months	12 months
Short-term bank deposits, interest rate	4.80%	2.35%